Share-based Payments (Details) - Schedule of Grants Occurred with Respect to Performance Rights - Performance Rights [Member]	12 Months Ended
Jun. 30, 2023 $ / shares shares
Share-based Payments (Details) - Schedule of Grants Occurred with Respect to Performance Rights [Line Items]
Grant Date	28/06/2023
Rights granted | shares	500,000
Expiry date	Jun. 28, 2024
Fair value per right at grant date | $ / shares	$ 0.21
Vesting	Issued vested